Income Taxes (Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal					$ 9,649	$ 3,333	$ 6,147
Current State					568	184	480
Deferred Federal					260	4,241	(686)
Deferred State					192	(32)	(318)
Total	$ 3,229	$ 2,701	$ 5,743	$ 5,229	$ 10,669	$ 7,726	$ 5,623